JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

February 24, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the form of statement of additional information and the forms of prospectus each dated February 20, 2015 for the Global Equity Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No.153 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 20, 2015 via EDGAR.

If you have any questions or comments, please call me at 617-663-4311.

/s/ Thomas Dee

Thomas Dee

Assistant Secretary